MERRILL LYNCH
INTERNATIONAL
EQUITY FUND




FUND LOGO




Quarterly Report

August 31, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.








Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH INTERNATIONAL EQUITY FUND



International
Stock Market
Performance


Total Return in US
Dollars* of the Fund's
Top Ten Country Positions
For the Three-Month Period
Ended August 31, 1997


Bar Graph Depicting Total Return in US Dollars* of the Fund's Top Ten Country Positions For the Three-Month Period Ended August 31, 1997

Japan                 -5.6%
Hong Kong             -4.3%
Australia             -3.5%
South Africa          -3.2%
France                +2.1%
Canada                +3.4%
Germany               +3.6%
United Kingdom        +4.0%
Netherlands           +5.2%
Mexico               +17.1%


Source: Financial Times/S&P--
Actuaries Index.

[FN]
*For the three-month period
 ended August 31, 1997,
 total investment return in
 US dollars for the Financial
 Times/S&P--Actuaries World
 (Ex-US) Index was -1.09%.



DEAR SHAREHOLDER

International equity markets proved volatile during the three months ended August 31, 1997. Having continued to provide strong US dollar returns in June, equity markets continued to rise in July. However, returns in US dollar terms were offset by an appreciation of the US dollar, particularly against the Deutschemark. In August, the combination of stronger US economic data, higher US bond yields, a reversal of the US dollar's rise against the Deutschemark, and a collapse in Asian equity prices curtailed the bull market in international equities.

The unmanaged Financial Times/Standard & Poor's (FT/S&P)--Actuaries World (Ex-US) total return was -1.09% in US dollar terms for the quarter ended August 31, 1997. The unmanaged International Finance Corporation Investables Composite Index total return (a global emerging equities benchmark) fell sharply, returning -8.1% in US dollar terms over the same period. Once again, returns were significantly weak in Malaysia, the Philippines and Thailand. The Asian fallout also extended to Indonesia, Hong Kong and Singapore. Previously, economic fundamentals in these countries were generally perceived to be sufficiently positive to reduce the likelihood of deterioration in equity market sentiment.

Total returns for Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares were -2.70%, -2.98%, -3.02% and -2.78%, respectively, for the three months ended August 31, 1997. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.) The Fund's underperformance reflected its strategic overweighting of emerging markets. Over the August quarter, the Fund's average investment weighting in Malaysia, Thailand, Singapore, Indonesia and the Philippines was 3.3%, the same as the FT/S&P--Actuaries World (Ex-US) weighting. In contrast, the Fund was more heavily weighted in Latin American markets, with an average exposure of 7.6% (against the FT/S&P--Actuaries World (Ex-
US) weighting of 2.5%). In the cyclical Asian markets of Korea and India, the Fund had an average 2.6% exposure.


Portfolio Matters
Overall, the Fund's effective equity exposure was about 90% as of August 31, 1997, approximately the same as of May 31, 1997. By region, the Fund's major exposure remained in Japan. Japanese equity exposure was around 30% on August 31, 1997, down 3 percentage points from three months earlier following the sale of a Nikkei 225 (N225) lookback option and N225 futures. The Fund's European equity holdings were up by about 2% to 28% at August 31, 1997, mainly reflecting an increase in Italian exposure to approximately 5% (including futures) from 2%. Elsewhere, we reduced exposure in Latin America, principally Brazil and Chile, to 7% from 8%, and transferred some exposure to Canada, where new positions were established in commodity-related equities such as Noranda, Inc., Barrick Gold Corp. and Ranger Oil Ltd.

We also reduced specific stock concen-tration in the portfolio and diversified investments within targeted countries. For example, we reduced exposure in HSBC Holdings PLC, Telecomunicacoes Brasileiras S.A.--Telebras (ADR), and Nedcor Ltd. (GDR)--previously among the Fund's largest holdings--and purchased a diversified basket of German equities.


Economic and Investment
Environment
The US economy is exhibiting late business cycle pressures. Delivery lag and bottleneck indicators are significantly above thresholds which often coincide with higher inflation. In previous cycles, increased delivery lags were associated with higher wage inflation which influenced the Federal Reserve Board's decision to raise interest rates. Already, US profits growth has peaked and US national account profit has reached a plateau, in our opinion. In previous business cycles, the combination of these factors, at current valuation levels, foreshadowed a major correction in equity prices and a bear equity market cycle.

However, there are several countertrends which argue against a global equity correction led by higher inflation/interest rates or a global equity bear market. First, although general commodity price inflation has trended up, gold, copper and lumber prices are either flat or falling. Second, real global interest rates are already relatively high. Third, global liquidity (as measured by the banking system reserves in the Group of Seven nations) has weakened.

Several developments suggest that the global inventories are in oversupply and that companies may face an increasingly intense profit margin squeeze. Recent aggregate market earnings downgrades in the United States, Japan, the United Kingdom and Southeast Asia support the theme that strengthening demand growth in the United States and Europe will not lead to further profits expansion. Economists suggested that the Asian currency crisis will have a deflationary impact on the world economy as current large trade deficits for Southeast Asia are unwound by a cutback in imports from developed economies.

Against this global background we reviewed our individual equity market valuations and expected returns. Our main conclusions are:

* Despite the more than 10% fall in several Continental European equity prices during August, intermediate-term expected returns remain low in many countries relative to recent history and prospective earnings potential. Intermediate-term returns in Australia, the United Kingdom, Canada and Japan remain relatively attractive. The Asian currency crisis reinforces our preference for maintaining a low exposure to Southeast Asian markets.

* Our favored emerging markets are Mexico, India, Korea and South
Africa.

In Europe, our bond valuation model suggests yields are near cyclical lows and that rising interest rates may reinforce the potential for a further technical market setback. In Europe, equity market valuations still appear stretched relative to bonds and potential earnings growth. Stronger economic data in Germany also led to expectations of a rise in interest rates, which contributed to increased currency and equity market volatility. We estimate that core Continental European equity markets are still 10%--15% overvalued. In contrast, the UK market appears fairly valued with valuations relative to bonds, and potential earnings growth, not significantly different from long-term averages.

Among other major markets, equity sentiment in Japan was depressed by the persistence of sluggish demand conditions following the April consumption tax rise. Recently, however, economic output and demand indicators had a firmer tone. Household spending rebounded in July, and export growth (particularly cars and machine tools) continues to expand rapidly.

Consensus forecasts of Japanese gross domestic product growth increased slightly in the past three months from 1.7% for 1997/1998 to 2%. However, the Asian currency crisis may have pared back 1998/1999 growth prospects, and we expect a round of downward revisions to growth expectations in the next few months. Japanese national account profits growth in 1996/1997 was +18.8%, following a 25% expansion in 1995/1996. We expect that this rising economy-wide profits expansion will eventually lift corporate earnings. Latest consensus estimates for 1997/1998 are for reported Topix profits to expand from 3.4 yen per share to around 22 yen and 40 yen in 1998/1999, consistent with our view of a gradual recovery in underlying earnings. By 1999, we expect Japanese profits to return to trend and on current prices, with Topix at 1,450, the market offers reasonable value on an intermediate-term basis. Other markets that appear relatively attractive from a valuation perspective are Australia, India, Korea, Mexico and South Africa.

In Southeast Asia, the currency crisis created potential attractive intermediate-term value, and we may actively look for opportunities later in 1997. At this stage we prefer the outlook in Indonesia and Singapore relative to Malaysia, Thailand and the Philippines, as the extent of the banking and property overhang is less in the former countries and equities appear more attractively priced.

Our currency views are largely unchanged from the May 31, 1997 quarter. The Fund remains largely unhedged, although we purchased US dollar call options against a small portion of our yen and Deutschemark exposure.


In Conclusion
International equity markets became increasingly volatile and more highly correlated. Typically, toward the end of economic cycle, higher volatility signals a likely correction in equity prices and occasionally, the beginning of a period of low returns. It is our view that the correction in Asia may bring forward a period of margin contraction and poor profits growth, which could presage a decline in the United States and some European equity markets.

Aside from our continued overweighting of Latin America, India and South Africa, which we find attractive for the medium term, the Fund is increasingly focusing on more defensive investments.

We thank you for your interest in Merrill Lynch International Equity Fund, and we look forward to reporting to you in the next shareholder letter.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Andrew Bascand)
Andrew Bascand
Vice President and
Senior Portfolio Manager



September 30, 1997




PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Performance
Summary--
Class A Shares
                                Net Asset Value        Capital Gains
Period Covered               Beginning    Ending        Distributed       Dividends Paid*      % Change**
10/21/94--12/31/94              $11.73    $10.53           $0.091             $0.599             - 4.23%
1995                             10.53     11.13             --                 --               + 5.70
1996                             11.13     11.33            0.288              0.286             + 7.01
1/1/97--8/31/97                  11.33     12.24             --                 --               + 8.03
                                                           ------             ------
                                                     Total $0.379       Total $0.885

                                                          Cumulative total return as of 8/31/97: +17.03%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                Net Asset Value        Capital Gains
Period Covered               Beginning    Ending        Distributed       Dividends Paid*      % Change**
7/30/93--12/31/93               $10.00    $11.18             --                 --               +11.80%
1994                             11.18     10.52           $0.091             $0.490             - 0.61
1995                             10.52     11.00             --                 --               + 4.56
1996                             11.00     11.22            0.288              0.142             + 5.95
1/1/97--8/31/97                  11.22     12.05             --                 --               + 7.40
                                                           ------             ------
                                                     Total $0.379       Total $0.632

                                                          Cumulative total return as of 8/31/97: +32.21%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                Net Asset Value        Capital Gains
Period Covered               Beginning    Ending        Distributed       Dividends Paid*      % Change**
10/21/94--12/31/94              $11.62    $10.43           $0.091             $0.582             - 4.33%
1995                             10.43     10.90             --                 --               + 4.51
1996                             10.90     11.08            0.288              0.178             + 5.97
1/1/97--8/31/97                  11.08     11.89             --                 --               + 7.31
                                                           ------             ------
                                                     Total $0.379       Total $0.760

                                                          Cumulative total return as of 8/31/97: +13.70%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares
                                Net Asset Value        Capital Gains
Period Covered               Beginning    Ending        Distributed       Dividends Paid*      % Change**
7/30/93--12/31/93               $10.00    $11.21             --                 --               +12.10%
1994                             11.21     10.56           $0.091             $0.566             + 0.18
1995                             10.56     11.13             --                 --               + 5.40
1996                             11.13     11.35            0.288              0.250             + 6.87
1/1/97--8/31/97                  11.35     12.24             --                 --               + 7.84
                                                           ------             ------
                                                     Total $0.379       Total $0.816

                                                          Cumulative total return as of 8/31/97: +36.41%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.



PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                                     12 Month      3 Month
                                                            8/31/97      5/31/97       8/31/96       % Change      % Change
ML International Equity Fund Class A Shares*                $12.24       $12.58        $11.61         + 8.14%(1)     -2.70%
ML International Equity Fund Class B Shares*                 12.05        12.42         11.40         + 8.45(1)      -2.98
ML International Equity Fund Class C Shares*                 11.89        12.26         11.29         + 8.08(1)      -3.02
ML International Equity Fund Class D Shares*                 12.24        12.59         11.59         + 8.32(1)      -2.78
ML International Equity Fund Class A Shares--Total Return*                                            +10.83(2)      -2.70
ML International Equity Fund Class B Shares--Total Return*                                            + 9.80(3)      -2.98
ML International Equity Fund Class C Shares--Total Return*                                            + 9.79(4)      -3.02
ML International Equity Fund Class D Shares--Total Return*                                            +10.68(5)      -2.78
Financial Times/S&P--Actuaries World (Ex-US) Index**--Total Return                                    + 9.11         -1.09

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged capitalization-weighted index comprised of over 1,800 companies in 24 countries, excluding the United States.
(1)Percent change includes reinvestment of $0.288 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.286 per share ordinary income dividends and $0.288 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.142 per share ordinary income dividends and $0.288 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.178 per share ordinary income dividends and $0.288 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.250 per share ordinary income dividends and $0.288 per share capital gains distributions.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                        +15.36%         +9.30%
Inception (10/21/94) through 6/30/97      + 9.00          +6.84

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/97                        +14.24%        +10.24%
Inception (7/30/93) through 6/30/97       + 9.51         + 9.31

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/97                        +14.21%        +13.21%
Inception (10/21/94) through 6/30/97      + 7.93         + 7.93

<FN.
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class D Shares*

Year Ended 6/30/97                        +15.18%         +9.14%
Inception (7/30/93) through 6/30/97       +10.35          +8.85

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)
                                                                                                                   Percent of
AFRICA            Industries       Shares Held             Investments                Cost             Value       Net Assets
South Africa      Banking              228,050      Nedcor Ltd. (GDR) (c)      $    2,464,941      $    4,472,015        0.6%

                  Beverages             86,493      South African Breweries
                                                    Ltd.                            2,492,316           2,595,712        0.4

                  Insurance             88,600      Liberty Life Association
                                                    of Africa Ltd.                  2,406,914           2,729,787        0.4

                  Mining                54,000      Anglo American Corp. of
                                                    South Africa, Ltd.              3,636,072           2,771,962        0.4
                                        65,200      Anglo American Corp. of
                                                    South Africa, Ltd.
                                                    (ADR) (a)                       4,274,593           3,341,500        0.4
                                       183,616      Evander Gold Mines Ltd.         1,861,029             528,532        0.1
                                                                               --------------      --------------      ------
                                                                                    9,771,694           6,641,994        0.9

                  Paper & Forest       125,000      Sappi Ltd.                      1,195,769           1,156,716        0.2
                  Products

                                                    Total Investments in
                                                    South Africa                   18,331,634          17,596,224        2.5

Zimbabwe          Beverages          1,522,193      Delta Corporation Ltd.            856,251           2,335,454        0.3

                                                    Total Investments in Zimbabwe     856,251           2,335,454        0.3

                                                    Total Investments in Africa    19,187,885          19,931,678        2.8

EUROPE

Czech Republic    Broadcast--Media      42,500      Central European Media
                                                    Enterprises Ltd. (Class A)      1,168,750           1,089,063        0.1

                                                    Total Investments in the
                                                    Czech Republic                  1,168,750           1,089,063        0.1

Finland           Diversified          109,783      Outokumpu OY                    1,682,283           1,752,977        0.2

                  Paper & Forest       160,726      Enso OY (Class A)               1,245,642           1,406,338        0.2
                  Products             615,000      Metsa Serla OY (Class B)        4,764,160           5,108,728        0.7
                                       102,831      UPM-Kymmene Corporation         1,959,088           2,441,126        0.4
                                                                               --------------      --------------      ------
                                                                                    7,968,890           8,956,192        1.3

                                                    Total Investments
                                                    in Finland                      9,651,173          10,709,169        1.5


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
EUROPE                             Shares Held/                                                                    Percent of
(continued)       Industries       Face Amount             Investments                Cost             Value       Net Assets
France            Automobiles           26,176      Peugeot S.A.               $    3,858,416      $    2,945,449        0.4%

                  Banking               32,200      Compagnie Financiere
                                                    de Paribas                      1,632,768           2,226,120        0.3
                                        24,112      Societe Generale de
                                                    Surveillance S.A.
                                                    (Class A) (Ordinary)            2,550,132           3,004,040        0.4
                                                                               --------------      --------------      ------
                                                                                    4,182,900           5,230,160        0.7

                  Communication         26,864      Alcatel Alsthom Cie
                  Equipment                         Generale d'Electricite S.A.     2,566,973           3,302,514        0.5

                  Engineering &         24,818      Bouygues S.A.                   2,425,334           1,992,986        0.3
                  Construction

                  Financial Services    11,334      EuraFrance S.A.                 3,545,896           4,307,369        0.6

                  Foods                 13,236      Groupe Danone S.A.              2,102,752           1,977,089        0.3

                  Hotels                16,473      Accor S.A.                      2,304,471           2,476,938        0.3

                  Insurance             76,238      Assurances Generales de
                                                    France S.A. (AGF)               2,441,894           2,733,583        0.4
                                        40,743      Axa-UAP                         2,527,771           2,605,344        0.4
                                                                               --------------      --------------      ------
                                                                                    4,969,665           5,338,927        0.8

                  Oil & Related         18,987      Elf Aquitaine S.A.              1,436,363           2,117,684        0.3

                  Retail                 7,160      Castorama Dubois Investisse       997,526             843,536        0.1

                  Semiconductors        22,835      SGS-Thomson Microelectronics
                                                    N.V.                            1,061,477           2,116,728        0.3

                  Steel                139,563      Usinor Sacilor S.A.             1,804,924           2,428,286        0.3

                                                    Total Investments in France    31,256,697          35,077,666        4.9

Germany           Automobiles              555      Bayerische Motoren
                                                    Werke AG (BMW)                    404,993             395,062        0.1
                                        12,600      Daimler-Benz AG                 1,011,703             945,946        0.1
                                         3,856      Volkswagen AG                   1,564,330           2,776,955        0.4
                                                                               --------------      --------------      ------
                                                                                    2,981,026           4,117,963        0.6

                  Banking                5,600      BHF-Bank AG                       177,165             156,490        0.0
                                         9,600      Bayerische Hypotheken-und
                                                    Wechsel-Bank AG                   380,310             352,352        0.0
                                         8,500      Bayerische Vereinsbank AG         451,619             442,915        0.1
                                         2,600      Commerzbank AG                     92,860              90,513        0.0
                                        12,900      Deutsche Bank AG                  829,967             756,840        0.1
                                        13,500      Dresdner Bank AG                  598,345             538,288        0.1
                                                                               --------------      --------------      ------
                                                                                    2,530,266           2,337,398        0.3

                  Chemicals             26,660      BASF AG                           930,532             917,726        0.1
                                        35,691      Bayer AG                        1,413,026           1,318,118        0.2
                                        21,132      Henkel KGaA                       907,822             977,746        0.1
                                        56,142      Henkel KGaA (Preferred)         2,387,435           2,844,253        0.4
                                        15,200      Hoechst AG                        696,765             603,960        0.1
                                                                               --------------      --------------      ------
                                                                                    6,335,580           6,661,803        0.9

                  Computer Software      1,500      SAP AG (Systeme,
                                                    Anwendungen, Produkte
                                                    in der Datenverarbeitung)
                                                    (Preferred)                       370,797             344,511        0.1

                  Diversified            6,600      RWE AG                            303,365             299,132        0.0
                                        17,008      Thyssen AG                      3,576,809           3,925,214        0.5
                                        12,000      VEBA AG                           724,504             653,987        0.1
                                           900      Viag AG                           385,008             375,125        0.1
                                                                               --------------      --------------      ------
                                                                                    4,989,686           5,253,458        0.7

                  Electronics           13,300      Siemens AG                        916,342             818,769        0.1

                  Engineering &            400      Linde AG                          306,085             270,270        0.0
                  Construction           8,315      Philipp Holzmann AG             3,181,247           2,520,117        0.4
                                                                               --------------      --------------      ------
                                                                                    3,487,332           2,790,387        0.4

                  Foreign        DM 52,500,000      Bundes Obligations,
                  Government                        6.625% due 1/20/1998           29,050,038          29,546,213        4.1
                  Bonds          DM 30,600,000      Bundes Schatzanweisungen,
                                                    5.25% due 11/20/1997           16,424,015          17,085,085        2.4
                                                                               --------------      --------------      ------
                                                                                   45,474,053          46,631,298        6.5

                  Insurance              5,400      Allianz AG                      1,309,986           1,198,799        0.2
                                         2,000      Munich Re Group                   735,839             595,040        0.1
                                                                               --------------      --------------      ------
                                                                                    2,045,825           1,793,839        0.3

                  Machinery &           58,605      Kloeckner Werke AG              3,175,843           3,813,138        0.5
                  Equipment              1,100      Mannesmann AG                     518,771             511,400        0.1
                                                                               --------------      --------------      ------
                                                                                    3,694,614           4,324,538        0.6

                  Retail                 3,825      Karstadt AG                     1,492,683           1,325,200        0.2
                                         7,600      Metro AG                          402,565             348,682        0.1
                                                                               --------------      --------------      ------
                                                                                    1,895,248           1,673,882        0.3

                  Telecommunications    15,000      Deutsche Telekom AG               347,172             300,300        0.0

                                                    Total Investments in
                                                    Germany                        75,067,941          77,048,146       10.8

Hungary           Telecommunications    10,000      Magyar TarKozlesi
                                                    Reszvenytarsasag (Ordinary)     1,589,861           4,244,873        0.6

                                                    Total Investments in
                                                    Hungary                         1,589,861           4,244,873        0.6

Ireland           Building &            76,142      CRH PLC                           826,936             817,585        0.1
                  Construction

                                                    Total Investments in
                                                    Ireland                           826,936             817,585        0.1

Italy             Building Products    391,380      Italcementi S.p.A               2,177,473           2,576,566        0.4

                  Chemicals          4,166,772      Montedison S.p.A.               4,239,042           2,534,648        0.4

                  Diversified        2,558,117      Compagnie Industrial
                                                    Riunite S.p.A. (CIR)            2,211,686           1,807,697        0.2

                  Insurance            129,243      Assicurazioni Generali S.p.A.   2,367,852           2,734,456        0.4
                                       946,101      Istituto Nazionale delle
                                                    Assicurazioni S.p.A. (INA)      1,354,588           1,384,997        0.2
                                                                               --------------      --------------      ------
                                                                                    3,722,440           4,119,453        0.6

                  Publishing         1,924,400      Seat S.p.A.                       535,560             472,621        0.1

                  Telecommunications   909,821      Telecom Italia S.p.A. (e)       1,964,937           3,222,390        0.4

                                                    Total Investments in Italy     14,851,138          14,733,375        2.1


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
EUROPE                                                                                                             Percent of
(concluded)       Industries       Shares Held             Investments                Cost             Value       Net Assets
Netherlands       Chemicals             22,661      Akzo Nobel N.V.            $    2,812,406      $    3,527,805        0.5%
                                       110,164      European Vinyls Corporation
                                                    International N.V.              4,431,516           2,530,067        0.3
                                                                               --------------      --------------      ------
                                                                                    7,243,922           6,057,872        0.8

                  Diversified              567      Internatio-Muller N.V.             16,138              18,231        0.0

                  Electronics           37,941      Philips Electronics N.V.        1,369,591           2,711,544        0.4

                  Insurance             33,457      ING Groep N.V.                  1,182,171           1,462,411        0.2

                  Packaging &           93,046      Koninklijke KNP BT N.V.         2,098,955           2,008,253        0.3
                  Containers

                  Steel                 21,000      Ispat International N.V.          568,773             534,153        0.1

                  Telecommunications    58,692      Royal PTT Nederland N.V.        2,147,205           2,090,035        0.3

                  Transportation        14,285      Koninklijke Pakhoed N.V.          554,247             490,348        0.1

                                                    Total Investments in the
                                                    Netherlands                    15,181,002          15,372,847        2.2

Norway            Oil & Gas Producers   72,875      Saga Petroleum A.S.
                                                    (Class B)                         801,866           1,409,688        0.2

                                                    Total Investments in Norway       801,866           1,409,688        0.2

Poland            Automobiles &         97,200      T.C. Debica S.A.                1,310,106           2,700,000        0.4
                  Equipment
                                                    Total Investments in Poland     1,310,106           2,700,000        0.4

Portugal          Building Products      7,500      Cimpor-Cimentos de
                                                    Portugal S.A. (SGPS)              193,436             180,802        0.0

                  Diversified          114,687      Sonae Investimentos--SGPS,
                                                    S.A.                            2,803,713           4,285,368        0.6

                                                    Total Investments in Portugal   2,997,149           4,466,170        0.6

Russia            Natural Gas           68,000      Gazprom (ADR) (a)               1,071,000           1,317,500        0.2

                                                    Total Investments in Russia     1,071,000           1,317,500        0.2

Sweden            Electrical            33,238      Electrolux AB                   1,403,537           2,372,811        0.3

                  Engineering &         21,889      SKF AB                            383,923             559,475        0.1
                  Construction

                  Forest Products       44,636      Mo och Domsjo AB (Class B)      1,200,098           1,479,445        0.2
                                       929,741      Rottneros Bruks AB              1,435,615           1,054,854        0.1
                                        92,871      Stora Kopparbergs AB            1,238,849           1,479,893        0.2
                                                                               --------------      --------------      ------
                                                                                    3,874,562           4,014,192        0.5

                  Insurance             72,396      Skandia Forsakrings AB          1,739,912           2,814,846        0.4

                  Metals & Mining      188,686      Avesta Sheffield AB             1,710,791           1,791,993        0.3

                                                    Total Investments in Sweden     9,112,725          11,553,317        1.6

Switzerland       Banking               11,533      Credit Suisse Group
                                                    (Registered Shares)             1,159,251           1,389,167        0.2
                  Diversified           40,054      Oerlikon-Buehrle Holding AG     4,212,785           4,642,377        0.7

                  Food & Beverage          221      Nestle S.A. (Registered Shares)   257,809             257,635        0.0

                  Leisure                3,682      Fotolabo S.A.                   1,529,233           1,029,670        0.1

                                                    Total Investments in
                                                    Switzerland                     7,159,078           7,318,849        1.0

Turkey            Beverages          8,860,000      Erciyas Biracilik Ve Malt
                                                    Sanayii A.S.                    1,462,556           1,150,409        0.2

                  Brewery            1,947,100      Guney Biracilik Ve Malt
                                                    Sanayii A.S.                       89,117              84,854        0.0

                  Financial            477,000      Koc Yatirim Ve Sanayi
                  Services                          Mamulleri Pazarlama A.S.          137,793             148,075        0.0

                  Investment        12,285,000      Haci Omer Sabanci Holding A.S.    399,631             410,698        0.1
                  Management

                  Steel              4,700,000      Eregli Demir Ve Celik
                                                    Fabrikalari T.A.S.                779,503             771,596        0.1

                                                    Total Investments in Turkey     2,868,600           2,565,632        0.4

United Kingdom    Automobiles &        758,978      LucasVarity PLC                 2,448,105           2,407,958        0.3
                  Equipment

                  Banking              161,802      National Westminister Bank
                                                    PLC (Ordinary)                  1,770,515           2,070,674        0.3

                  Beverages            169,650      Matthew Clark PLC               1,745,135             660,414        0.1

                  Brewery               94,765      Bass PLC                        1,209,528           1,268,098        0.2
                                        72,439      Guinness PLC                      730,924             645,053        0.1
                                                                               --------------      --------------      ------
                                                                                    1,940,452           1,913,151        0.3

                  Chemicals            430,500      Inspec Group PLC                1,300,917           1,529,214        0.2

                  Computer Services     61,887      Misys PLC                         763,251           1,604,084        0.2

                  Diversified        1,102,384      BTR PLC                         4,112,899           3,897,986        0.5

                  Food & Beverage      262,963      Allied Domecq PLC
                                                    (Ordinary)                      1,822,184           1,987,611        0.3
                                       299,941      Cadbury Schweppes PLC           2,324,410           2,787,670        0.4
                                                                               --------------      --------------      ------
                                                                                    4,146,594           4,775,281        0.7

                  Food Processing    1,506,708      ASDA Group PLC                  2,779,309           3,519,188        0.5
                                       185,336      Unilever PLC                    3,552,974           5,137,510        0.7
                                                                               --------------      --------------      ------
                                                                                    6,332,283           8,656,698        1.2

                  Glass                558,376      Pilkington PLC                  1,125,025           1,317,773        0.2

                  Retail               404,939      Tesco PLC (Ordinary)            2,128,716           2,706,062        0.4
                                       138,379      W.H. Smith Group PLC              845,618             850,668        0.1
                                                                               --------------      --------------      ------
                                                                                    2,974,334           3,556,730        0.5

                  Telecommunications   446,600      British Telecommunications
                                                    PLC                             2,883,645           2,883,053        0.4
                                       207,516      Cable & Wireless PLC            1,406,963           1,817,591        0.3
                                                                               --------------      --------------      ------
                                                                                    4,290,608           4,700,644        0.7

                  Tobacco               80,518      B.A.T. Industries PLC             676,566             674,550        0.1
                                        53,280      Gallaher Group PLC                221,600             240,248        0.0
                                                                               --------------      --------------      ------
                                                                                      898,166             914,798        0.1

                  Utilities--Water     189,700      Anglian Water PLC               1,638,380           2,392,316        0.4
                                        58,545      Severn Trent PLC                  557,650             830,896        0.1
                                       182,000      Thames Water PLC                1,589,376           2,330,636        0.3
                                       195,500      United Utilities PLC            1,794,982           2,184,826        0.3
                                                                               --------------      --------------      ------
                                                                                    5,580,388           7,738,674        1.1

                                                    Total Investments in the
                                                    United Kingdom                 39,428,672          45,744,079        6.4

                                                    Total Investments in Europe   214,342,694         236,167,959       33.1


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
LATIN                                                                                                              Percent of
AMERICA           Industries       Shares Held             Investments                Cost             Value       Net Assets
Argentina         Banking               28,660      Banco de Galicia y Buenos
                                                    Aires S.A. de C.V.
                                                    (ADR) (a)                  $      727,831      $      849,053        0.1%
                                       139,404      Banco Frances del Rio de
                                                    la Plata S.A. (ADR) (a)         3,175,772           4,565,481        0.7
                                                                               --------------      --------------      ------
                                                                                    3,903,603           5,414,534        0.8

                  Oil & Related        651,897      Perez Companc S.A.              3,598,614           5,203,179        0.7
                                        36,280      Yacimientos Petroliferos
                                                    Fiscales S.A. (YPF)
                                                    (ADR) (a)                       1,076,646           1,181,368        0.2
                                                                               --------------      --------------      ------
                                                                                    4,675,260           6,384,547        0.9

                  Real Estate            9,500      IRSA Inversiones y
                                                    Representaciones S.A.
                                                    (GDR) (c)                         365,991             422,156        0.1

                  Telecommunications    71,320      Telefonica de Argentina
                                                    S.A. (Class B) (ADR) (a)        2,129,630           2,473,913        0.3

                                                    Total Investments in
                                                    Argentina                      11,074,484          14,695,150        2.1

Brazil            Banking          226,026,045      Banco Bradesco S.A. PN
                                                    (Preferred)                     1,770,450           2,235,627        0.3

                  Beverages          4,038,960      Companhia Cervejaria Brahma
                                                    S.A. PN (Preferred)             1,972,801           2,707,683        0.4

                  Oil & Gas          5,900,000      Petroleo Brasileiro S.A.--
                  Producers                         Petrobras (Preferred)           1,551,794           1,415,751        0.2

                  Telecommunications    40,225      Telecomunicacoes Brasileiras
                                                    S.A.--Telebras(ADR) (a)         2,219,856           4,746,550        0.6

                  Utilities             43,485      Companhia Energetica de
                                                    Minas Gerais S.A.(CEMIG)
                                                    (ADR) (a)                       1,125,579           1,924,211        0.3

                                                    Total Investments in Brazil     8,640,480          13,029,822        1.8

Mexico            Beverages            252,700      Fomento Economico Mexicano,
                                                    S.A. de C.V. (Femsa)
                                                    (Class B)                       1,340,157           1,752,513        0.2

                  Building &           718,800      Empresas ICA Sociedad
                  Construction                      Controladora, S.A. de C.V.      1,741,871           1,919,081        0.3

                  Building Products    481,500      Cementos Mexicanos, S.A.
                                                    de C.V. (Cemex) (Class B)       1,984,683           2,670,181        0.4

                  Diversified          272,100      Alfa, S.A. de C.V. (Class A)    1,612,176           2,125,125        0.3

                  Health & Personal    145,920      Kimberly-Clark de Mexico,
                                                    S.A. de C.V. (ADR) (a)          2,657,432           3,228,480        0.4

                  Multi-Industry       356,400      Grupo Carso, S.A. de
                                                    C.V. 'A1'                       1,843,597           2,485,445        0.3

                  Telecommunications   607,600      Carso Global Telecom, S.A.
                                                    de C.V. 'A1'                    2,198,953           2,298,435        0.3
                                     2,009,000      Telefonos de Mexico, S.A.
                                                    de C.V. (Series L)              4,445,130           4,627,007        0.7
                                                                               --------------      --------------      ------
                                                                                    6,644,083           6,925,442        1.0

                                                    Total Investments in Mexico    17,823,999          21,106,267        2.9

                                                    Total Investments in
                                                    Latin America                  37,538,963          48,831,239        6.8

NORTH
AMERICA

Canada            Building Products    410,000      Noranda Forest, Inc.            3,010,830           2,776,657        0.4

                  Metals & Mining       89,200      Alcan Aluminium Ltd.            3,100,464           3,116,834        0.4
                                       129,000      Barrick Gold Corp.              2,922,974           2,918,300        0.4
                                       279,000      Noranda, Inc.                   5,952,644           5,457,385        0.8
                                                                               --------------      --------------      ------
                                                                                   11,976,082          11,492,519        1.6

                  Oil & Gas            255,700      Ranger Oil Ltd.                 2,417,066           2,459,362        0.3
                  Producers

                  Transportation       139,800      Canadian Pacific Ltd.           4,294,873           4,079,241        0.6

                                                    Total Investments in
                                                    North America                  21,698,851          20,807,779        2.9

PACIFIC
BASIN

Australia         Auto--Related        306,200      Orbital Engine Corporation
                                                    Ltd.                              202,196             182,222        0.0

                  Banking              256,000      Australia and New Zealand
                                                    Banking Group Ltd.              1,577,793           1,839,454        0.3
                                        55,900      Bank of Melbourne Ltd.            399,709             399,896        0.0
                                       288,000      National Australia Bank Ltd.    3,776,070           3,999,119        0.6
                                       311,000      Westpac Banking
                                                    Corporation Ltd.                1,756,125           1,802,800        0.2
                                                                               --------------      --------------      ------
                                                                                    7,509,697           8,041,269        1.1

                  Beverages            860,000      Foster's Brewing Group Ltd.     1,821,613           1,623,834        0.2

                  Building Products    468,000      Boral Ltd.                      1,446,747           1,365,043        0.2
                                       436,000      CSR Ltd.                        1,682,973           1,543,987        0.2
                                                                               --------------      --------------      ------
                                                                                    3,129,720           2,909,030        0.4

                  Commercial Services   74,000      Mayne Nickless Ltd.               421,833             422,981        0.1

                  Containers           332,500      Amcor Ltd.                      2,187,396           2,012,931        0.3

                  Diversified           58,400      Email Ltd.                        205,257             179,778        0.0

                  Food & Beverage      117,001      Coca-Cola Amatil, Ltd.            710,460           1,193,134        0.2

                  Foods                 30,800      Arnotts Ltd.                      200,840             186,687        0.0
                                       112,400      Burns, Philp & Company Ltd.       205,483             197,367        0.0
                                       143,200      National Foods Ltd.               201,993             202,001        0.1
                                                                               --------------      --------------      ------
                                                                                      608,316             586,055        0.1

                  Hotels               321,000      AAPC Ltd.                         204,570             183,954        0.0

                  Investment           108,700      Australian Foundation
                  Management                        Investment Company Ltd.           199,151             196,460        0.0

                  Media                192,000      The News Corp., Ltd.
                                                    (Preferred)                       849,066             732,114        0.1


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
PACIFIC BASIN                                                                                                      Percent of
(continued)       Industries       Shares Held             Investments                Cost             Value       Net Assets
Australia         Metals & Mining       71,000      Aberfoyle Ltd.             $      199,927      $      177,357        0.1%
(concluded)                            144,000      Ashton Mining Ltd.                200,569             169,275        0.0
                                        81,700      Metal Manufactures Ltd.           199,358             168,070        0.0
                                        79,500      Newcrest Mining Ltd.              200,819             154,199        0.0
                                        62,200      Plutonic Resources Ltd.           198,444             177,310        0.0
                                       163,400      QCT Resources Ltd.                199,493             190,879        0.1
                                        53,300      RGC Ltd.                          198,386             150,764        0.0
                                       403,500      Rio Tinto Ltd. (f)              6,203,234           5,961,639        0.8
                                       276,000      WMC Ltd.                        1,807,369           1,399,163        0.2
                                                                               --------------      --------------      ------
                                                                                    9,407,599           8,548,656        1.2

                  Oil & Gas            124,000      Australian Oil & Gas
                  Producers                         Corporation Ltd.                  203,609             204,981        0.0
                                       136,000      Woodside Petroleum Ltd.           989,076           1,089,119        0.2
                                                                               --------------      --------------      ------
                                                                                    1,192,685           1,294,100        0.2

                  Property             104,041      Lend Lease Corp.                1,624,348           2,243,635        0.3

                  Publishing            71,500      PMP Communications Ltd.           166,993             171,777        0.0

                  Real Estate          110,100      Capital Property Trust            199,840             181,195        0.0
                  Investment            77,400      Stockland Trust Group             200,893             193,344        0.1
                  Trusts                                                       --------------      --------------      ------
                                                                                      400,733             374,539        0.1

                  Resources            703,548      Broken Hill Proprietary Co.     9,385,454           8,828,596        1.3

                  Steel                173,000      Australian National
                                                    Industries Ltd.                   204,471             198,281        0.0

                  Television            49,300      Seven Network Ltd.                200,537             199,214        0.0

                  Transportation       120,100      Brambles Industries Ltd.        2,284,747           2,364,764        0.4

                                                    Total Investments in
                                                    Australia                      42,916,842          42,487,324        6.0

Hong Kong         Airlines             570,000      Cathay Pacific Airways            879,874             930,507        0.1

                  Banking              196,000      Dao Heng Bank Group Ltd.          924,947             834,688        0.1
                                       112,200      HSBC Holdings PLC               1,724,207           3,417,112        0.5
                                       245,000      Hang Seng Bank Ltd.             2,714,528           2,956,188        0.4
                                                                               --------------      --------------      ------
                                                                                    5,363,682           7,207,988        1.0

                  Conglomerates        453,325      Hutchison Whampoa Ltd.          2,510,971           3,773,321        0.5

                  Diversified          304,000      Citic Pacific Ltd.              1,659,113           1,620,235        0.2
                                       106,500      Jardine Strategic
                                                    Holdings Ltd.                     368,492             388,725        0.1
                                       187,500      Swire Pacific Ltd.
                                                    (Class A)                       1,546,403           1,433,653        0.2
                                       581,500      Swire Pacific Ltd.
                                                    (Class B)                         766,292             836,718        0.1
                                                                               --------------      --------------      ------
                                                                                    4,340,300           4,279,331        0.6

                  Foods              2,154,000      C.P. Pokphand Co. Ltd.            748,591             701,878        0.1

                  Property             227,000      Cheung Kong (Holdings) Ltd.     1,628,621           2,402,116        0.3
                                       242,000      Great Eagle Holdings Ltd.         717,303             712,040        0.1
                                       586,000      Henderson Investment Ltd.         604,973             620,106        0.1
                                       210,000      Henderson Land Development
                                                    Co. Ltd.                        1,734,865           1,741,192        0.2
                                       249,000      Hong Kong Land Holdings Ltd.      533,882             723,345        0.1
                                       183,000      New World Development
                                                    Co. Ltd.                        1,007,002           1,140,650        0.2
                                       271,000      Sun Hung Kai Properties Ltd.    2,873,167           3,077,558        0.4
                                       314,000      Wharf (Holdings) Ltd.           1,184,658           1,136,624        0.2
                                                                               --------------      --------------      ------
                                                                                   10,284,471          11,553,631        1.6

                  Telecommuni-       1,311,200      Hong Kong Telecommunications
                  cations                           Ltd.                            2,210,834           2,758,106        0.4

                  Utilities--          359,000      China Light and Power
                  Electric                          Co. Ltd.                        1,616,245           1,663,195        0.3
                                       200,000      Hong Kong Electric
                                                    Holdings Ltd.                     700,617             699,445        0.1
                                                                               --------------      --------------      ------
                                                                                    2,316,862           2,362,640        0.4

                  Utilities--Gas       790,000      Hong Kong and China
                                                    Gas Co. Ltd.                    1,264,840           1,468,060        0.2

                                                    Total Investments in
                                                    Hong Kong                      29,920,425          35,035,462        4.9

Japan             Automobiles          813,000      Mitsubishi Motors Corp.         5,881,904           4,738,946        0.6
                                       129,000      Toyota Motor Corp.              3,521,234           3,383,712        0.5
                                                                               --------------      --------------      ------
                                                                                    9,403,138           8,122,658        1.1

                  Banking            7,500,000      Japanese Bank Knock Out
                                                    (Warrants) (b)                  7,736,250           7,552,500        1.1
                                       485,000      Mitsubishi Trust and
                                                    Banking Corp.                   5,143,346           6,825,298        0.9
                                       390,000      Sakura Bank Ltd.                2,790,344           2,305,771        0.3
                                                                               --------------      --------------      ------
                                                                                   15,669,940          16,683,569        2.3

                  Broadcast--Media      27,000      Nippon Broadcasting
                                                    System Inc.                     2,037,206           2,003,248        0.3

                  Capital Goods        808,000      Mitsubishi Heavy
                                                    Industries, Ltd.                6,649,674           5,375,901        0.8

                  Chemicals            620,000      Kaneka Corp.                    3,166,916           3,861,770        0.5
                                       266,000      Shin-Etsu Chemical
                                                    Co., Ltd.                       4,856,912           6,822,217        1.0
                                                                               --------------      --------------      ------
                                                                                    8,023,828          10,683,987        1.5

                  Containers             3,000      Toyo Seikan Kaisha, Ltd.           93,627              51,961        0.0

                  Electric             220,000      Taihei Dengyo Kaisha, Ltd.      5,020,707           1,227,413        0.2
                  Construction

                  Electrical           347,000      Anritsu Corp.                   4,003,623           5,143,309        0.7
                  Equipment            715,000      Fujikura Ltd.                   5,548,773           6,013,407        0.9
                                        92,000      Murata Manufacturing
                                                    Co., Ltd.                       3,154,267           3,761,512        0.5
                                       438,000      NEC Corporation                 5,453,990           4,923,807        0.7
                                        69,000      Rohm Co., Ltd.                  3,870,990           7,182,113        1.0
                                       362,000      Sharp Corporation               5,603,967           3,647,431        0.5
                                                                               --------------      --------------      ------
                                                                                   27,635,610          30,671,579        4.3

                  Electronics           83,600      Advantest Corp.                 4,329,672           7,657,590        1.1
                                       559,000      Hitachi Ltd.                    5,166,946           5,166,875        0.7
                                       290,000      Pioneer Electronic Corp.        5,163,945           5,795,653        0.8
                                        78,700      Sony Corp.                      5,731,219           6,881,089        1.0
                                                                               --------------      --------------      ------
                                                                                   20,391,782          25,501,207        3.6

                  Financial Services    72,000      Jafco Co., Ltd.                 4,066,033           3,885,086        0.5

                  Glass                508,000      Asahi Glass Co., Ltd.           4,506,452           3,879,057        0.5


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
PACIFIC BASIN                                                                                                      Percent of
(continued)       Industries       Shares Held             Investments                Cost             Value       Net Assets
Japan             Machinery            375,000      Daifuku Co., Ltd.          $    4,945,520      $    3,934,549        0.6%
(concluded)                            872,000      NSK Ltd.                        5,040,389           4,523,741        0.6
                                                                               --------------      --------------      ------
                                                                                    9,985,909           8,458,290        1.2

                  Manufacturing        430,000      Dainippon Screen
                                                    Manufacturing Co., Ltd.         3,372,153           4,046,132        0.6
                                     1,467,000      Ube Industries Ltd.             4,202,851           3,298,276        0.4
                                                                               --------------      --------------      ------
                                                                                    7,575,004           7,344,408        1.0

                  Office Equipment     375,000      Ricoh Co., Ltd.                 4,503,306           5,089,933        0.7

                  Paper Products       571,000      Oji Paper Co., Ltd.             3,710,043           2,900,408        0.4

                  Pharmaceuticals      475,000      Fujisawa Pharmaceutical
                                                    Co., Ltd.                       4,367,310           4,627,779        0.7
                                       210,000      Taisho Pharmaceutical
                                                    Co., Ltd.                       4,115,093           5,158,631        0.7
                                                                               --------------      --------------      ------
                                                                                    8,482,403           9,786,410        1.4

                  Real Estate          359,000      Mitsubishi Estate Co., Ltd.     4,103,953           5,052,128        0.7
                                       441,000      Mitsui Fudosan Co., Ltd.        4,564,545           5,141,144        0.7
                                                                               --------------      --------------      ------
                                                                                    8,668,498          10,193,272        1.4

                  Retail               250,000      Isetan Co., Ltd.                2,612,122           2,456,491        0.4
                                       106,000      Ito-Yokado Co., Ltd.            5,887,086           5,737,364        0.8
                                       390,000      Takashimaya Co.                 4,090,332           4,351,736        0.6
                                       120,000      Uny Co., Ltd.                   1,991,583           2,208,344        0.3
                                                                               --------------      --------------      ------
                                                                                   14,581,123          14,753,935        2.1

                  Steel              1,561,000      Kawasaki Steel Corp.            4,179,147           3,886,577        0.6
                                     1,981,000      Nippon Steel Co.                5,304,942           5,047,764        0.7
                                                                               --------------      --------------      ------
                                                                                    9,484,089           8,934,341        1.3

                  Telecommunications       800      DDI Corp.                       4,823,018           4,196,852        0.6
                                       175,000      Uniden Corporation              2,438,638           2,462,736        0.3
                                                                               --------------      --------------      ------
                                                                                    7,261,656           6,659,588        0.9

                  Textiles           1,061,000      Teijin Ltd.                     4,224,189           4,320,335        0.6

                  Tire & Rubber        260,000      Bridgestone Corporation         4,737,763           5,780,665        0.8

                  Tobacco                  791      Japan Tobacco, Inc.             5,108,895           6,382,538        0.9

                  Trading              706,000      Mitsui & Co.                    5,176,180           5,784,861        0.8
                                     1,274,000      Nissho Iwai Corp.               4,454,051           4,805,746        0.7
                                                                               --------------      --------------      ------
                                                                                    9,630,231          10,590,607        1.5

                  Transportation       760,000      Nippon Express Co., Ltd.        4,490,727           5,024,898        0.7
                                       500,000      Tobu Railway Co., Ltd.          2,416,593           2,035,973        0.3
                                       800,000      Tokyu Corp.                     4,912,056           4,230,161        0.6
                                                                               --------------      --------------      ------
                                                                                   11,819,376          11,291,032        1.6

                                                    Total Investments in Japan    213,270,482         220,571,428       30.9

Malaysia          Agricultural         313,000      IOI Corporation BHD               394,904             281,083        0.0
                  Operations

                  Airlines             341,900      Malaysian Airline System BHD      787,787             650,401        0.1

                  Automobiles           77,000      Edaran Otomobil Nasional BHD      543,478             277,121        0.0
                                       194,000      Perusahaan Otomobil
                                                    Nasional BHD                      780,641             565,210        0.1
                                                                               --------------      --------------      ------
                                                                                    1,324,119             842,331        0.1

                  Banking              194,000      Commerce Asset Holding BHD        444,331             242,043        0.0
                                       176,000      Malayan Banking BHD             1,477,871           1,170,317        0.2
                                       555,966      Public Bank (Malaysia)
                                                    BHD 'Foreign'                     845,820             522,141        0.1
                                                                               --------------      --------------      ------
                                                                                    2,768,022           1,934,501        0.3

                  Building Products     84,000      Hume Industries
                                                    (Malaysia) BHD                    549,146             178,509        0.0
                                       134,000      Kedah Cement Holdings BHD         209,633             133,196        0.0
                                                                               --------------      --------------      ------
                                                                                      758,779             311,705        0.0

                  Chemicals             30,000      Malaysian Oxygen BHD              152,864             115,167        0.0

                  Diversified          457,000      Berjaya Group BHD                 467,652             264,723        0.0
                                       253,000      Malayan United
                                                    Industries BHD                    185,611             130,077        0.0
                                       444,000      Multi-Purpose Holdings BHD        583,079             345,460        0.1
                                       286,000      Renong BHD                        405,185             294,087        0.0
                                       185,000      Sime Darby BHD                    569,741             437,532        0.1
                                        77,000      United Engineers
                                                    (Malaysia) Ltd.                   541,520             314,070        0.1
                                        66,000      YTL Corporation BHD               261,830             105,419        0.0
                                                                               --------------      --------------      ------
                                                                                    3,014,618           1,891,368        0.3

                  Financial Services    42,000      Hong Leong Credit BHD             179,157              92,853        0.0
                                       205,000      Idris Hydraulic
                                                    (Malaysia) BHD                    233,818             137,018        0.0
                                        89,000      Rashid Hussain BHD                432,753             215,064        0.1
                                                                               --------------      --------------      ------
                                                                                      845,728             444,935        0.1

                  Foods                 24,000      Nestle (Malaysia) BHD             185,302             152,185        0.0

                  Forest Products      109,000      Lingui Development BHD            188,914             101,621        0.0

                  Leisure               97,000      Berjaya Sports Toto BHD           410,324             265,981        0.0
                                       120,000      Genting BHD                       530,968             411,311        0.1
                                       261,000      Magnum Corporation BHD            352,732             242,437        0.0
                                       158,000      Resorts World BHD                 470,763             303,273        0.1
                                                                               --------------      --------------      ------
                                                                                    1,764,787           1,223,002        0.2

                  Telecommunications   152,800      Telekom Malaysia BHD              562,591             466,125        0.1

                  Utilities--          171,000      Tenaga Nasional BHD               654,774             509,923        0.1
                  Electric

                                                    Total Investments
                                                    in Malaysia                    13,403,189           8,924,347        1.3

New Zealand       Chemicals             72,900      Fernz Corporation Ltd.            207,719             230,586        0.0

                  Electronics           69,000      PDL Holdings Ltd.                 340,434             388,001        0.1

                  Finance            2,619,700      Wrightson Ltd.                  1,973,894           1,523,329        0.2

                  Forestry           2,140,000      Fletcher Challenge Forests      3,048,362           2,516,126        0.3

                  Textiles             499,100      Lane Walker Rudkin
                                                    Industries, Ltd.                  566,616             475,198        0.1

                                                    Total Investments in
                                                    New Zealand                     6,137,025           5,133,240        0.7


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
PACIFIC BASIN                                                                                                      Percent of
(concluded)       Industries       Shares Held             Investments                Cost             Value       Net Assets
Singapore         Airlines             140,000      Singapore Airlines
                                                    Ltd. 'Foreign'             $    1,202,318      $    1,018,855        0.1%

                  Auto & Truck         120,800      Inchcape BHD                      440,982             403,599        0.1

                  Banking               97,000      Development Bank of
                                                    Singapore Ltd. 'Foreign'        1,227,845           1,026,795        0.1
                                       128,000      Overseas-Chinese Banking
                                                    Corporation Ltd. 'Foreign'      1,339,005             999,272        0.1
                                       117,000      Overseas Union Bank
                                                    Ltd. 'Foreign'                    717,123             530,235        0.1
                                       151,000      United Overseas Bank
                                                    Ltd. 'Foreign'                  1,591,632           1,168,839        0.2
                                                                               --------------      --------------      ------
                                                                                    4,875,605           3,725,141        0.5

                  Beverages             98,000      Fraser & Neave Ltd.
                                                    (Ordinary)                        709,035             518,690        0.1

                  Publishing            39,000      Singapore Press
                                                    Holdings Ltd. 'Foreign'           781,038             492,822        0.1

                  Real Estate          133,000      City Developments Ltd.          1,263,609             840,324        0.1
                  Investment           181,000      DBS Land Ltd.                     595,297             464,625        0.1
                  Trusts                91,000      Singapore Land Ltd.               427,569             403,374        0.0
                                       763,000      United Industrial
                                                    Corporation Ltd.                  575,993             519,940        0.1
                                       145,000      Wing Tai Holdings Ltd.            434,232             306,980        0.0
                                                                               --------------      --------------      ------
                                                                                    3,296,700           2,535,243        0.3

                  Shipbuilding         342,000      Keppel Corporation Ltd.         1,483,483           1,221,833        0.2

                  Steel                343,000      NatSteel Ltd.                     901,687             934,939        0.1

                                                    Total Investments in
                                                    Singapore                      13,690,848          10,851,122        1.5

South Korea       Banking               21,000      Kookmin Bank (GDR) (c)            509,250             304,500        0.0

                  Electronics            6,700      Samsung Electronics
                                                    (GDR) (c)                         402,000             368,835        0.1

                  Telecommunications   154,393      SK Telecom Co. Ltd.
                                                    (ADR) (a)                       2,561,162           1,389,537        0.2

                  Utilities             67,880      Korea Electric Power Corp.      2,753,162           1,779,964        0.2

                                                    Total Investments in
                                                    South Korea                     6,225,574           3,842,836        0.5

                                                    Total Investments in the
                                                    Pacific Basin                 325,564,385         326,845,759       45.8

SOUTHEAST
ASIA

India             Auto & Truck          32,500      Mahindra & Mahindra Ltd.          400,126             359,173        0.1
                                        82,400      Tata Engineering &
                                                    Locomotive Co. Ltd.             1,057,491             759,813        0.1
                                                                               --------------      --------------      ------
                                                                                    1,457,617           1,118,986        0.2

                  Banking              169,100      State Bank of India             1,213,200           1,326,548        0.2

                  Chemicals            100,300      Indian Petrochemicals
                                                    Corporation Ltd.                  397,090             331,987        0.0
                                       139,500      Reliance Industries Ltd.        1,420,687           1,265,215        0.2
                                       225,700      Tata Chemicals Ltd.             1,144,588             987,787        0.1
                                                                               --------------      --------------      ------
                                                                                    2,962,365           2,584,989        0.3

                  Cosmetics             55,800      Reckitt & Coleman of
                                                    India Ltd.                        479,729             475,367        0.1

                  Diversified           47,600      Hindustan Lever Ltd.            1,845,442           1,769,441        0.2

                  Electrical            67,900      Bharat Heavy Electricals
                  Equipment                         Ltd. (BHEL)                       739,463             719,557        0.1

                  Financial Services     1,359      Industrial Credit &
                                                    Investment Corporation of
                                                    India Ltd.                          4,205               3,367        0.0

                  Hotels                30,700      East India Hotels Ltd.
                                                    (GDR) (c)                         588,417             426,730        0.1

                  Metals & Mining       25,600      Hindalco Industries Ltd.          673,996             680,341        0.1

                  Oil & Related         77,500      Hindustan Petroleum
                                                    Corporation Ltd.                  981,054           1,018,081        0.1

                  Pharmaceuticals       22,200      Ranbaxy Laboratories Ltd.         405,992             418,732        0.0

                  Real Estate              311      Housing Development
                                                    Finance Corp., Ltd.                25,978              29,628        0.0

                  Steel              1,432,400      Steel Authority of
                                                    India Ltd.                        830,064             798,406        0.1
                                       126,000      Tata Iron and Steel Co.
                                                    Ltd.                              675,065             626,879        0.1
                                                                               --------------      --------------      ------
                                                                                    1,505,129           1,425,285        0.2

                  Telecommunications   199,900      Mahanagar Telephone
                                                    Nigam Ltd.                      1,638,364           1,317,810        0.2

                  Tobacco               89,400      ITC Ltd.                        1,298,486           1,210,702        0.2

                  Utilities--           12,900      Bombay Suburban Electric
                  Electric                          Supply Co. Ltd (GDR) (c)          263,890             220,590        0.0

                                                    Total Investments in India     16,083,327          14,746,154        2.0

Indonesia         Auto & Truck         203,000      P.T. Astra International Inc.     893,271             446,116        0.1

                  Banking            3,047,000      P.T. Bank Internasional
                                                    Indonesia                       2,461,248             856,482        0.1

                  Foods                546,000      P.T. Indofood Sukses Makmur     1,277,715             674,361        0.1

                  Telecommuni-       1,469,000      P.T. Telekomunikasi
                  cations                           Indonesia                       2,514,069           1,338,867        0.2
                                        40,500      P.T. Telekomunikasi
                                                    Indonesia (ADR) (a)             1,313,769             794,813        0.1
                                                                               --------------      --------------      ------
                                                                                    3,827,838           2,133,680        0.3

                                                    Total Investments in
                                                    Indonesia                       8,460,072           4,110,639        0.6

                                                    Total Investments in
                                                    Southeast Asia                 24,543,399          18,856,793        2.6

SHORT-TERM                             Face
SECURITIES                            Amount
                  Foreign       DM  41,000,000      German Treasury Bills,
                  Government                        2.91% due 10/17/1997           23,551,773          22,713,936        3.2
                  Obligations*

                                                    Total Investments in Foreign
                                                    Government Obligations         23,551,773          22,713,936        3.2

                  US                                United States Treasury
                  Government                        Bills (d):
                  Obligations*  US$  1,000,000         4.92% due 9/18/1997            997,403             997,610        0.1
                                       500,000         4.98% due 9/18/1997            498,686             498,805        0.1
                                     1,000,000         5.09% due 9/18/1997            997,314             997,610        0.1
                                     1,500,000         5.09% due 9/18/1997          1,495,970           1,496,415        0.2
                                     1,000,000         5.33% due 9/18/1997            997,187             997,610        0.2

                                                    Total Investments in
                                                    US Government Obligations       4,986,560           4,988,050        0.7

                                                    Total Investments in
                                                    Short-Term Securities          28,538,333          27,701,986        3.9


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)
OPTIONS                  Nominal Value Covered                                     Premiums                        Percent of
PURCHASED                 by Options Purchased              Issue                   Paid                Value      Net Assets
                  Call Options             946      Nikkei Index, expiring
                  Purchased                         October 1997 at
                                                    YEN 22,000                 $      243,727      $        1,485        0.0%
                                     3,469,627      Thailand Index, expiring
                                                    April 1998 at US$ 1.983
                                                    (European Options)                520,444               4,511        0.0
                                                                               --------------      --------------      ------
                                                                                      764,171               5,996        0.0

                  Currency Put      21,900,000      German Deutschemark,
                  Options                           expiring October 1997 at
                  Purchased                         DM1.88                            124,830              81,030        0.0
                                    38,900,000      Japanese Yen, expiring
                                                    October 1997 at YEN 122           268,410             346,210        0.1
                                    28,000,000      Japanese Yen, expiring
                                                    February 1998 at YEN 120          418,600             753,200        0.1
                                                                               --------------      --------------      ------
                                                                                      811,840           1,180,440        0.2

                                                    Total Options Purchased         1,576,011           1,186,436        0.2

                                                    Total Investments             672,990,521         700,329,629       98.1

OPTIONS                  Nominal Value Covered                                       Premiums
WRITTEN                     by Options Written                                       Received

                  Call Options          16,298      AEX, expiring October
                  Written                           1997 at NLG 1,038.56             (248,268)            (71,883)       0.0

                  Put Options        3,469,627      Thailand Index, expiring
                  Written                           April 1998 at US$ 1.983
                                                    (European Options)               (520,444)         (2,905,119)      (0.4)

                                                    Total Options Written            (768,712)         (2,977,002)      (0.4)

                  Total Investments, Net of Options Written                    $  672,221,809         697,352,627       97.7
                                                                               ==============
                  Variation Margin on Financial Futures Contracts**                                      (747,320)      (0.1)

                  Unrealized Appreciation on Forward Foreign Exchange Contracts***                      1,119,113        0.1

                  Other Assets Less Liabilities                                                        16,226,698        2.3
                                                                                                   --------------      ------
                  Net Assets                                                                       $  713,951,118      100.0%
                                                                                                   ==============      ======

                  Net Asset   Class A--Based on net assets of $43,653,194 and
                  Value:      3,567,151 shares of beneficial interest outstanding                  $        12.24
                                                                                                   ==============
                              Class B--Based on net assets of $535,096,795 and
                              44,421,748 shares of beneficial interest outstanding                 $        12.05
                                                                                                   ==============
                              Class C--Based on net assets of $23,484,158 and
                              1,974,722 shares of beneficial interest outstanding                  $        11.89
                                                                                                   ==============
                              Class D--Based on net assets of $111,716,971 and
                              9,127,762 shares of beneficial interest outstanding                  $        12.24
                                                                                                   ==============


  *Certain Foreign and US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 **Financial futures contracts purchased as of August 31, 1997 were as follows:

   Number of                                  Expiration
   Contracts       Issue      Exchange           Date             Value

      149      All Ordinaries   SFE         September 1997     $ 7,025,257
      111         FTSE 100     LIFFE        September 1997      21,713,065
      141          MIB 30       MSE         September 1997      17,086,731

   Total Financial Futures Contracts Purchased
   (Total Contract Price--$48,040,127)                         $45,825,053
                                                               ===========

   Financial futures contracts sold as of August 31, 1997 were as follows:

   Number of                                  Expiration
   Contracts       Issue      Exchange           Date             Value

       57        DAX Index      DTB         September 1997     $12,441,608

   Total Financial Futures Contracts Sold
   (Total Contract Price--$13,143,282)                         $12,441,608
                                                               ===========

***Forward foreign exchange contracts as of August 31, 1997 were as follows:

   Foreign Currency            Expiration                       Unrealized
   Purchased                      Date                         Appreciation

   DM        26,460,000        November 1997                   $   285,242

   Total (US$ Commitment--$14,490,690)                         $   285,242
                                                               -----------

   Foreign Currency Sold

   YEN    5,303,045,500         October 1997                   $   833,871

   Total (US$ Commitment--$45,319,398)                         $   833,871
                                                               -----------
   Total Unrealized Appreciation on Forward
   Foreign Exchange Contracts--Net                             $ 1,119,113
                                                               ===========

(a)American Depositary Receipts (ADR).
(b)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c)Global Depositary Receipts (GDR).
(d)Securities held as collateral in connection with open futures contracts.
(e)Formerly STET, Di Risp (Non-Convertible).
(f)Formerly CRA Ltd.


PORTFOLIO INFORMATION

Worldwide
Investments as of
August 31, 1997


Ten Largest Industries           Percent of
(Equity Investments)             Net Assets

Banking                             8.7%
Telecommunications                  6.0
Electrical Equipment                4.4
Diversified                         4.3
Electronics                         4.3
Chemicals                           4.1
Metals & Mining                     3.2
Retail                              3.0
Insurance                           2.7
Transportation                      2.7


                                 Percent of
Ten Largest Countries            Net Assets

Japan                              30.9%
Germany                            10.8
United Kingdom                      6.4
Australia                           6.0
France                              4.9
Hong Kong                           4.9
Mexico                              2.9
Canada                              2.9
South Africa                        2.5
Netherlands                         2.2

                                 Percent of
Ten Largest Equity Holdings      Net Assets

Broken Hill Proprietary Co.         1.3%
Advantest Corp.                     1.1
Japanese Bank Knock Out
  (Warrants)                        1.1
Rohm Co., Ltd.                      1.0
Sony Corp.                          1.0
Shin-Etsu Chemical Co., Ltd.        1.0
Mitsubishi Trust and Banking Corp.  0.9
Japan Tobacco, Inc.                 0.9
Fujikura Ltd.                       0.9
Rio Tinto Ltd.                      0.8

                                 Percent of
Geographical Asset Mix*          Net Assets

Japan                              30.9%
Europe (Ex-United Kingdom and
  Ireland)                         26.6
Pacific Basin (Ex-Japan)           14.9
Other Emerging Markets             12.2
United Kingdom and Ireland          6.5
Cash                                3.9
North America                       2.9

[FN]
*Percent of net assets may not equal 100% and excludes the impact of futures and options.



Financial Futures Contracts
                                                           Percent of
Country                Issue              Exchange         Net Assets

United Kingdom        FTSE 100             LIFFE              3.0%
Italy                  MIB 30               MSE               2.4
Australia          All Ordinaries           SFE               1.0
Germany              DAX Index              DTB              (1.7)
                                                            ------
                                                              4.7%
                                                            ======


EQUITY PORTFOLIO CHANGES


For the Quarter Ended August 31, 1997

Additions

 AAPC Ltd.
 Aberfoyle Ltd.
 Alcan Aluminium Ltd.
 Allianz AG
 Arnotts Ltd.
 Ashton Mining Ltd.
 Australian Foundation Investment
   Company Ltd.
 Australian National Industries Ltd.
 Australian Oil & Gas Corporation Ltd.
 Axa-UAP
 BASF AG
 B.A.T. Industries PLC
 BHF-Bank AG
 Bank of Melbourne Ltd.
*Banque Nationale de Paris
 Barrick Gold Corp.
 Bass PLC
 Bayer AG
 Bayerische Hypotheken-und
   Wechsel-Bank AG
 Bayerische Motoren Werke AG (BMW)
 Bayerische Vereinsbank AG
 Bharat Heavy Electricals Ltd. (BHEL)
 British Telecommunications PLC
 Burns, Philp & Company Ltd.
 CRH PLC
 Canadian Pacific Ltd.
 Capital Property Trust
 Cimpor-Cimentos de Portugal-SGPS S.A.
 City Developments Ltd.
 Commerzbank AG
 DBS Land Ltd.
 Daifuku Co., Ltd.
 Daimler-Benz AG
 Deutsche Bank AG
 Deutsche Telekom AG
 Development Bank of Singapore Ltd.
   'Foreign'
 Dresdner Bank AG
*Electridade de Portugal S.A.
 Email Ltd.
 Eregli Demir Ve Celik Fabrikalari T.A.S.
 Fletcher Challenge Forests
 Fraser & Neave Ltd. (Ordinary)
 Gallaher Group PLC
 Guinness PLC
 Guney Biracilik Ve Malt Sanayii A.S.
 Haci Omer Sabanci Holding A.S.
 Hindalco Industries Ltd.
 Hindustan Lever Ltd.
 Hindustan Petroleum Corporation Ltd.
 Hoechst AG
 ITC Ltd.
 Inchcape BHD
 Indian Petrochemicals Corporation Ltd.
 Internatio-Muller N.V.
 Ispat International N.V.
 Keppel Corporation Ltd.
 Koc Yatirim Ve Sanayi Mamulleri
   Pazarlama A.S.
 Koninklijke Pakhoed N.V.
 Kookmin Bank (GDR)
 Liberty Life Association of Africa Ltd.
 Linde AG
 Mahanagar Telephone Nigam Ltd.
 Mahindra & Mahindra Ltd.
 Mannesmann AG
 Mayne Nickless Ltd.
 Metal Manufactures Ltd.
 Metro AG
 Munich Re Group
 National Foods Ltd.
 NatSteel Ltd.
 Nestle S.A. (Registered Shares)
 Newcrest Mining Ltd.
 Noranda Forest, Inc.
 Noranda, Inc.
 Orbital Engine Corporation Ltd.
 Overseas-Chinese Banking Corporation
   Ltd. 'Foreign'
 Overseas Union Bank Ltd. 'Foreign'
 PMP Communications Ltd.
 P.T. Astra International Inc.
 P.T. Bank Internasional Indonesia
 P.T. Indofood Sukses Makmur
 P.T. Telekomunikasi Indonesia
 Petroleo Brasileiro S.A.--Petrobras
   (Preferred)
 Plutonic Resources Ltd.
 QCT Resources Ltd.
 RGC Ltd.
 RWE AG
 Ranbaxy Laboratories Ltd.
 Ranger Oil Ltd.
 Reckitt & Coleman of India Ltd.
 SAP AG (Systeme, Anwendungen,
   Produkte in der Datenverarbeitung)
   (Preferred)
 Sakura Bank Ltd.
 Samsung Electronics (GDR)
 Sappi Ltd.
 Seven Network Ltd.
*Severn Trent PLC (Class B)
 Siemens AG
 Singapore Airlines Ltd. 'Foreign'
 Singapore Land Ltd.
 Singapore Press Holdings Ltd. 'Foreign'
 Steel Authority of India Ltd.
 Stockland Trust Group
 Tata Chemicals Ltd.
 Tata Engineering & Locomotive Co. Ltd.
 Tata Iron & Steel Co. Ltd.
*Thorn PLC (Class B)
 Uniden Corporation
 United Industrial Corporation Ltd.
 United Overseas Bank Ltd. 'Foreign'
 VEBA AG
 Viag AG
 W.H. Smith Group PLC
 Wing Tai Holdings Ltd.


Deletions

 Amway Asia Pacific Ltd.
*Banque Nationale de Paris
 China Overseas Land & Investment
 Compania de Telecomunicaciones de
   Chile S.A. (ADR)
 Deutsche Lufthansa AG
*Electridade de Portugal S.A.
 Ente Nazionale Idrocarburi S.p.A. (ENI)
 Ergo Bank S.A. (New Shares)
 Ergo Bank S.A. (Registered)
 Glaxo Wellcome PLC
 Grand Metropolitan PLC (Ordinary)
 Hellenic Bottling Co. S.A.
 Imperial Chemical Industries PLC
   (Ordinary)
 KLM Royal Dutch Airlines N.V.
 Nissan Motor Co., Ltd.
 Orkla A.S. (Class A)
 Pharmacia & Upjohn, Inc.
 Rauma OY
*Severn Trent PLC (Class B)
 Sumitomo Bank
 Sun International (South Africa), Ltd.
 Thorn PLC
*Thorn PLC (Class B)
 Tingyi (Cayman Islands) Holdings Co.
 Tokio Marine & Fire Insurance Co., Ltd.
 Yorkshire Water PLC

[FN]
*Added and deleted in the same quarter.


OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Andrew John Bascand, Vice President
  and Senior Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863